BANK LOANS (Details) - Loan Agreement With Chengdu Agriculture And Commercial Bank - Chengdu QLS and subsidiaries	Mar. 31, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
Bank Loans
Loan agreement amount		¥ 3,500,000	$ 500,000
Fixed interest rate (in percent)		3.90%	3.90%
Land use for credit	$ 637,000